                                      UAM Funds
                                      Funds for the Informed Investor/sm/



C & B Equity Portfolio
Semi-Annual Report                                      April 30, 2000




[GRAPHIC]



                                                                          UAM(R)

UAM FUNDS                                          C & B EQUITY PORTFOLIO
                                                   APRIL 30, 2000

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ...................................................  1

Portfolio of Investments ...............................................  3

Statement of Assets and Liabilities ....................................  7

Statement of Operations ................................................  8

Statement of Changes in Net Assets .....................................  9

Financial Highlights ................................................... 10

Notes to Financial Statements .......................................... 11
--------------------------------------------------------------------------------

UAM FUNDS                                                C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------
May 17, 2000
Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Equity Portfolio for the six-month period ended April 30, 2000.

For this six month period, the C & B Equity Portfolio rose 2.14% versus 7.20% for the S&P 500 Index. Given Cooke & Bieler's "high quality, low risk" approach and the market's emphasis up until March 10, 2000 (the peak of NASDAQ) on technology and disregard for valuations, these results are not out of line with the expectations of the Cooke & Bieler style nor inconsistent with the firm's philosophy.

The first four months of this six month period ended April 30, 2000 were particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks. However, most recently in March and April, our style rebounded and the Portfolio significantly outperformed the S&P 500 Index.

As of April 30, 2000, common stocks represented 94% of the portfolio, with cash reserves being 6%.

Cooke & Bieler continues to employ an investment process in which we seek to produce above average long-term results, in addition to maintaining strong relative results in flat and down markets. We feel that the strong fundamental characteristics of the companies held in the C & B Equity Portfolio should help to provide this downside protection. The high quality characteristics that we seek, as compared to the S&P 500 Index, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

UAM FUNDS                                                C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------


    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.


                         Definition of Comparative Index

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 93.5%


                                        Shares      Value
                                        ------      -----

AEROSPACE & DEFENSE -- 1.5%
      Raytheon Company, Cl B ...       27,800   $  616,812
                                                ----------
APPAREL/TEXTILES -- 1.5%
      V.F ......................       22,000      621,500
                                                ----------
AUTOMOTIVE -- 6.2%
      Dana .....................       10,000      303,750
      Eaton ....................       17,200    1,444,800
      Snap-On ..................       31,000      819,562
                                                ----------
                                                 2,568,112
                                                ----------
BANKS -- 2.9%
      First Union ..............       15,500      494,063
      State Street .............        7,200      697,500
                                                ----------
                                                 1,191,563
                                                ----------
BEAUTY PRODUCTS -- 1.9%
      Avon Products ............       19,000      788,500
                                                ----------
BUILDING & CONSTRUCTION -- 3.6%
      Sherwin-Williams .........       59,000    1,467,625
                                                ----------
COMMUNICATIONS EQUIPMENT -- 1.1%
      Motorola .................        3,900      464,344
                                                ----------
CONSUMER NON-DURABLES -- 4.8%
      Hasbro ...................       53,500      852,656
      NIKE .....................       26,000    1,129,375
                                                ----------
                                                 1,982,031
                                                ----------
ELECTRICAL TECHNOLOGY -- 0.9%
      Energizer Holdings* ......       22,500      383,906
                                                ----------
ELECTRONICS -- 2.7%
      Molex, Cl A ..............       28,000    1,116,500
                                                ----------

    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                             Shares       Value
                                             ------       -----
ENERGY -- 10.8%
      Duke Energy ....................       27,400   $1,575,500
      Enron ..........................        8,200      571,437
      Exxon Mobil ....................       12,500      971,094
      Royal Dutch Petroleum ADR ......       22,700    1,302,412
                                                      ----------
                                                       4,420,443
                                                      ----------
FINANCIAL SERVICES -- 5.1%
      Countrywide Credit Industries ..       41,500    1,146,437
      MBIA ...........................       19,300      954,144
                                                      ----------
                                                       2,100,581
                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 9.6%
      Anheuser-Busch .................       17,200    1,213,675
      Bestfoods ......................       19,600      984,900
      Ralston Purina Group ...........       52,000      919,750
      Whitman ........................       72,000      823,500
                                                      ----------
                                                       3,941,825
                                                      ----------
GAS UTILITIES -- 1.2%
      NICOR* .........................       14,000      474,250
                                                      ----------
HOUSEHOLD FURNITURE & FIXTURES -- 1.7%
      Leggett & Platt ................       33,000      705,375
                                                      ----------
INSURANCE -- 4.0%
      AON ............................       38,500    1,041,906
      UnumProvident ..................       36,100      613,700
                                                      ----------
                                                       1,655,606
                                                      ----------
INSURANCE COMPANIES -- 1.0%
      Marsh & McLennan ...............        4,200      413,963
                                                      ----------
MACHINERY -- 2.3%
      Dover ..........................       19,000      965,438
                                                      ----------


    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                        Shares      Value
                                        ------      -----
MEDICAL PRODUCTS -- 5.7%
      Becton Dickinson ..........       41,000   $1,050,625
      Dentsply International ....       45,000    1,305,000
                                                 ----------
                                                  2,355,625
                                                 ----------
MULTI-INDUSTRY -- 1.4%
      National Service Industries       27,000      580,500
                                                 ----------
OFFICE EQUIPMENT -- 6.0%
      Pitney Bowes ..............       25,900    1,058,663
      Xerox .....................       53,400    1,411,763
                                                 ----------
                                                  2,470,426
                                                 ----------
PHARMACEUTICALS -- 7.3%
      Abbott Laboratories .......       25,000      960,938
      Bristol-Myers Squibb ......       22,000    1,153,625
      Merck .....................       12,500      868,750
                                                 ----------
                                                  2,983,313
                                                 ----------
RESTAURANTS -- 4.5%
      McDonald's ................       12,000      457,500
      Wendy's International .....       63,000    1,409,625
                                                 ----------
                                                  1,867,125
                                                 ----------
RETAIL - DISCOUNT -- 3.7%
      Family Dollar Stores ......       80,000    1,525,000
                                                 ----------
SERVICES -- 2.1%
      SYSCO .....................       23,000      865,375
                                                 ----------
      TOTAL COMMON STOCKS
      (Cost $39,416,402) ........                38,525,738
                                                 ----------


    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.1%

                                                               Face
                                                              Amount         Value
                                                              ------         -----
REPURCHASE AGREEMENT -- 6.1%
      Chase Securities, Inc. 5.65%, dated 04/28/00,
      due 05/01/00, to be repurchased at $2,529,190,
      collateralized by $2,770,558 of a U.S. Treasury Note
      valued at $2,528,056 (Cost $2,528,000) .............   $ 2,528,000   $ 2,528,000
                                                                           -----------
      TOTAL INVESTMENTS -- 99.6% (Cost $41,944,402) (a) ..                  41,053,738
                                                                           -----------
      OTHER ASSETS AND LIABILITIES, NET-- 0.4% ...........                     158,166
                                                                           -----------
      TOTAL NET ASSETS -- 100.0% .........................                 $41,211,904
                                                                           ===========


  *     Non-Income Producing Security
ADR     American Depositary Receipt
 Cl     Class
(a) The cost for federal income tax purposes was $41,944,402. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $890,664. This consisted of aggregate gross unrealized appreciation for all securities of 3,982,652, and gross unrealized depreciation for all securities of $4,873,316.




    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ............................................................   $ 41,944,402
                                                                                    ============
Investments, at Value - Note A ..................................................   $ 41,053,738
Cash ............................................................................            634
Receivable for Investment Sold ..................................................        769,539
Receivable for Portfolio Shares Sold ............................................            120
Dividends and Interest Receivable ...............................................         52,508
                                                                                    ------------
     Total Assets ...............................................................     41,876,539
                                                                                    ------------
Liabilities
Payable for Investments Purchased ...............................................        625,180
Payable for Investment Advisory Fees - Note B ...................................         14,543
Payable for Administration Fees - Note C ........................................          9,338
Payable for Directors' Fees - Note F ............................................          1,601
Payable for Custodian Fees - Note D .............................................            582
Other Liabilities ...............................................................         13,391
                                                                                    ------------
     Total Liabilities ..........................................................        664,635
                                                                                    ------------
Net Assets ......................................................................   $ 41,211,904
                                                                                    ============
Net Assets Consist of:
Paid in Capital .................................................................     36,622,686
Undistributed Net Investment Income .............................................        161,028
Accumulated Net Realized Gain ...................................................      5,318,854
Unrealized Depreciation .........................................................       (890,664)
                                                                                    ------------
Net Assets ......................................................................   $ 41,211,904
                                                                                    ============
Institutional Class Shares
Net Asset Value, Offering and Redemption Price Per Share 5,104,148
     shares outstanding ($0.001 par value) (Authorized 25,000,000) ..............   $       8.07
                                                                                    ============


    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                   C & B EQUITY PORTFOLIO
                            FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends .....................................................................   $   549,028
Interest ......................................................................        71,593
                                                                                  -----------
    Total Income ..............................................................       620,621
                                                                                  -----------
Expenses
Investment Advisory Fees -- Note B ............................................       179,049
Administrative Fees -- Note C .................................................        61,374
Registration and Filing Fees ..................................................        11,438
Printing Fees .................................................................         8,398
Audit Fees ....................................................................         8,175
Custodian Fees -- Note D ......................................................         4,103
Legal Fees ....................................................................         2,624
Directors' Fees -- Note F .....................................................         2,319
Other Expenses ................................................................        21,294
Investment Advisory Fees Waived -- Note B .....................................       (10,618)
                                                                                  -----------
    Net Expenses Before Expense Offset ........................................       288,156
Expense Offset -- Note A ......................................................        (2,650)
                                                                                  -----------
    Net Expenses After Expense Offset .........................................       285,506
                                                                                  -----------
Net Investment Income .........................................................       335,115
                                                                                  -----------
Net Realized Gain on Investments ..............................................     5,585,867
Net Change in Unrealized Appreciation (Depreciation) on Investments                (6,161,574)
                                                                                  -----------
Net Loss on Investments .......................................................      (575,707)
                                                                                  -----------
Net Decrease in Net Assets Resulting from Operations ..........................   $  (240,592)
                                                                                  ===========



    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                          Ended           Year Ended
                                                                                      April 30, 2000      October 31,
                                                                                       (Unaudited)           1999

Increase (Decrease) in Net Assets
Operations:
    Net Investment Income ..........................................................   $     335,115    $   1,208,077
    Net Realized Gain ..............................................................       5,585,867       24,115,362
    Net Change in Unrealized Appreciation (Depreciation)  ..........................      (6,161,574)     (16,676,902)
                                                                                       -------------    -------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations ......................................................        (240,592)       8,646,537
                                                                                       -------------    -------------
Distributions:
    Net Investment Income ..........................................................        (250,419)      (1,266,336)
    Net Realized Gain ..............................................................     (24,216,251)     (21,471,480)
                                                                                       -------------    -------------
   Total Distributions .............................................................     (24,466,670)     (22,737,816)
                                                                                       -------------    -------------
Capital Share Transactions: (1)
    Issued .........................................................................      12,373,347       14,299,792
    In Lieu of Cash Distributions ..................................................      23,655,617       22,378,374
    Redeemed .......................................................................     (43,401,390)    (108,551,660)
                                                                                       -------------    -------------
   Net Decrease from Capital Share Transactions ....................................      (7,372,426)     (71,873,494)
                                                                                       -------------    -------------
    Total Decrease .................................................................     (32,079,688)     (85,964,773)
Net Assets:
    Beginning of Period ............................................................      73,291,592      159,256,365
                                                                                       -------------    -------------
    End of Period (Including undistributed net investment income of $161,028
    and $76,332, respectively) .....................................................   $  41,211,904    $  73,291,592
                                                                                       =============    =============
(1) Shares Issued and Redeemed:
    Shares Issued ..................................................................       1,306,881        1,138,312
    In Lieu of Cash Distributions ..................................................       3,128,497        1,965,887
    Shares Redeemed ................................................................      (5,410,218)      (8,753,508)
                                                                                       -------------    -------------
   Net Decrease in Shares Outstanding ..............................................        (974,840)      (5,649,309)
                                                                                       =============    =============



    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period

                                      Six Months
                                       Ended                                 Year Ended October 31,
                                    April 30, 2000  ---------------------------------------------------------------------------
                                     (Unaudited)         1999           1998           1997            1996            1995
                                     -----------         ----           ----           ----            ----            ----

Net Asset Value, Beginning
    of Period ...................  $     12.06      $     13.58    $     16.71     $     17.89     $     15.68     $     13.13
Income from Investment
     Operations
     Net Investment Income ......         0.06             0.16           0.18            0.25            0.36            0.34
     Net Realized and
     Unrealized Gain (Loss) .....        (0.09)            0.72           0.76            3.82            2.94            2.55
                                   -----------      -----------    -----------     -----------     -----------     -----------
     Total from
     Investment Operations ......        (0.03)            0.88           0.94            4.07            3.30            2.89
                                   -----------      -----------    -----------     -----------     -----------     -----------
Distributions:
     Net Investment Income ......        (0.04)           (0.16)         (0.19)          (0.26)          (0.35)          (0.34)
     Net Realized Gain ..........        (3.92)           (2.24)         (3.88)          (4.99)          (0.74)           --
                                   -----------      -----------    -----------     -----------     -----------     -----------
     Total Distributions ........        (3.96)           (2.40)         (4.07)          (5.25)          (1.09)          (0.34)
                                   -----------      -----------    -----------     -----------     -----------     -----------
Net Asset Value,
    End of Period ...............  $      8.07      $     12.06    $     13.58     $     16.71     $     17.89     $     15.68
                                   ===========      ===========    ===========     ===========     ===========     ===========
Total Return+ ...................         2.14%**          7.73%          6.56%          30.43%          21.99%          22.28%
                                   ===========      ===========    ===========     ===========     ===========     ===========
Ratios and Supplemental Data
Net Assets, End of Period
    (Thousands) .................  $    41,212      $    73,292    $   159,256     $   149,848     $   169,044     $   245,813
Ratio of Expenses to
    Average Net Assets ..........         1.00%*           0.89%          0.83%           0.83%           0.81%           0.79%
Ratio of Net Investment Income
    to Average Net Assets .......         1.16%*           1.12%          1.26%           1.47%           1.92%           2.35%
Portfolio Turnover Rate .........           26%              43%            43%             55%             29%             42%


 *  Annualized
**  Not Annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.


    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

        UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

                1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

                2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

                3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the

UAM FUNDS                                                C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

        agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

                4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

                The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

                Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

                Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

                5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

        B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep

UAM FUNDS                                                C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

        C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

        Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

        For the six months ended April 30, 2000, the Administrator was paid $61,374, of which $26,510 was paid to SEI for their services, $8,137 to DST for their services, and $5,968 to UAMSSC for their services.

        Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from Chase Global Funds Service Company to SEI Investments Mutual Funds Services.

        D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

        E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

        F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

        G. Purchases and Sales: For the six months ended April 30, 2000, the Portfolio made purchases of $14,045,995 and sales of $44,666,572 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

        H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2000, the Portfolio had no borrowings under the agreement.

        I. Other: At April 30, 2000, 66% of total shares outstanding were held by 4 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

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                                     NOTES
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                                     NOTES
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                                     NOTES
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UAM FUNDS                                                C & B EQUITY PORTFOLIO

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Officers and Directors

Norton H. Reamer                               William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Gary L. French
Director                                       Treasurer

Nancy J. Dunn                                  Robert R. Flaherty
Director                                       Assistant Treasurer

Philip D. English                              Robert J. Della Croce
Director                                       Assistant Treasurer

William A. Humenuk                             Martin J. Wolin, Esq.
Director                                       Secretary

James P. Pappas                                Theresa DelVecchio
Director                                       Assistant Secretary

Peter M. Whitman, Jr.
Director

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                           This report has been prepared for
                                           shareholders and may be distributed
                                           to others only if preceded or
                                           accompanied by a current prospectus.